Business Combinations and Divestitures (Details 5) (USD $) In Millions, unless otherwise specified			0 Months Ended					0 Months Ended
	Jun. 30, 2013 Dollar Thrifty Automotive Group Inc.	Dec. 12, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 12, 2012 Simply Wheelz, LLC	Nov. 19, 2012 Initial Airport Locations Advantage location	Dec. 12, 2012 Maximum Simply Wheelz, LLC	Dec. 12, 2012 Commitment to Lend [Member] Simply Wheelz, LLC	Dec. 12, 2012 Commitment to Lend [Member] Maximum Simply Wheelz, LLC	Dec. 12, 2012 Commitment to Lend [Member] Weighted Average Simply Wheelz, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operations, Number of Locations Secured for Buyer				13
Disposal Group, Including Discontinued Operation, Sales Price, Base			$ 16.0
Disposal Group, Including Discontinued Operation, Assets (Liabilities), Net			3.6
Loss Contingency, Range of Possible Loss, Maximum	15.7	24.1	17.0
Loss Contingency, Recognition Period			3 years
Loss Contingency, Estimate of Possible Loss, Present Value			15.6
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			31.4
Other Commitment							$ 45.0
Other Commitment, Term						5 years		2 years 6 months
Other Commitment, Rate							13.00%
Disposal Group, Including Discontinued Operation, Productive Assets, Lease Term					2 years